REVENUE (Tables)	12 Months Ended
Dec. 31, 2023
Revenue [abstract]
Disclosure of performance obligations
The table below summarizes the nature of the various performance obligations in our contracts with customers and when we recognize performance on those obligations.

Performance obligations from contracts with customers	Timing of satisfaction of the performance obligation
Wireless airtime, data, and other services; television, telephony, Internet, and smart home monitoring services; network services; media subscriptions; and rental of equipment	As the service is provided (usually monthly)
Roaming, long-distance, and other optional or non-subscription services, and pay-per-use services	As the service is provided
Wireless devices and related equipment	Upon activation or purchase by the end customer
Installation services for Cable subscribers	When the services are performed
Advertising	When the advertising airs on our radio or television stations or is displayed on our digital properties
Subscriptions by television stations for subscriptions from cable and satellite providers	When the services are delivered to cable and satellite providers' subscribers (usually monthly)
Toronto Blue Jays' home game admission and concessions	When the related games are played during the baseball season and when goods are sold
Toronto Blue Jays revenue from the Major League Baseball Revenue Sharing Agreement, which redistributes funds between member clubs based on each club's relative revenue, as well as other league distributions	In the applicable period, when the amount is determinable
Today's Shopping Choice and Toronto Blue Jays merchandise	When the goods are transferred to the end customer
Radio and television broadcast agreements	When the related programs are aired
Sublicensing of program rights	Over the course of the applicable licence period
The table below shows the revenue we expect to recognize in the future related to unsatisfied or partially satisfied performance obligations as at December 31, 2023. The unsatisfied portion of the transaction price of the performance obligations relates primarily to monthly services; we expect to recognize it substantially over the next three to five years.

(In millions of dollars)	2024	2025	2026	Thereafter	Total
Telecommunications service	4,290	1,877	412	593	7,172

Explanation of significant changes in contract assets and contract liabilities
CONTRACT ASSETS
Below is a summary of our contract assets from contracts with customers, net of an allowance for doubtful accounts, and the significant changes in those balances during the years ended December 31, 2023 and 2022.

		Years ended December 31
(In millions of dollars)	Note	2023	2022

Balance, beginning of year		197	204
Additions from new contracts with customers, net of terminations and renewals		204	121
Contract assets acquired	3	35	—
Amortization of contract assets to accounts receivable		(160)	(128)

Balance, end of year		276	197

Current		163	111
Long-term		113	86

Balance, end of year		276	197

CONTRACT LIABILITIES
Below is a summary of our contract liabilities from contracts with customers and the significant changes in those balances during the years ended December 31, 2023 and 2022.

		Years ended December 31
(In millions of dollars)	Note	2023	2022

Balance, beginning of year		461	446
Contract liabilities assumed	3	164	—
Revenue deferred in previous year and recognized as revenue in current year		(574)	(397)
Net additions from contracts with customers		993	412

Balance, end of year		1,044	461

Current		773	400
Long-term		271	61

Balance, end of year		1,044	461

Disclosure of deferred commission costs assets
Below is a summary of the changes in the deferred commission cost assets recognized from the incremental costs incurred to obtain contracts with customers during the years ended December 31, 2023 and 2022. The deferred commission cost assets are presented within "other current assets" (when they will be amortized into net income within one year of the date of the financial statements) or other long-term assets.

	Years ended December 31
(In millions of dollars)	2023	2022

Balance, beginning of year	374	312
Additions to deferred commission cost assets	492	363
Amortization recognized on deferred commission cost assets	(378)	(301)

Balance, end of year	488	374

Current	341	265
Long-term	147	109

Balance, end of year	488	374

Disclosure of disaggregation of revenue from contracts with customers
DISAGGREGATION OF REVENUE

	Years ended December 31
(In millions of dollars)	2023	2022

Wireless
Service revenue	7,802	7,131
Equipment revenue	2,420	2,066

Total Wireless	10,222	9,197

Cable
Service revenue	6,962	4,046
Equipment revenue	43	25

Total Cable	7,005	4,071

Total Media	2,335	2,277

Corporate items and intercompany eliminations	(254)	(149)

Total revenue	19,308	15,396

Total service revenue	16,845	13,305
Total equipment revenue	2,463	2,091

Total revenue	19,308	15,396